Income Tax - Reconciliation of Income Taxes at Statutory Rates (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Earnings (loss) for the year	$ (5,457,763)	$ (1,749,870)
Expected income tax (recovery)	(337,114)	(181,189)
Change in statutory, foreign tax, foreign exchange rates and other	(11,013)	(51,491)
Permanent Difference	9,093	86,824
Change in unrecognized deductible temporary differences	$ 339,034	$ 145,856